Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Economic interest rate	60.94%
Effective tax rate		0.00%
Federal net operating loss (in Dollars)	$ 54.2
U.S [Member]
Income Taxes [Line Items]
Effective tax rate	21.00%
Italy [Member]
Income Taxes [Line Items]
Effective tax rate	24.00%